Performance Trust Municipal Bond Fund
Schedule of Investments
May 31, 2019 (Unaudited)
	Principal
	Amount	Value
CORPORATE BONDS - 0.59%
Hospitals - 0.59%
CommonSpirit Health
2.950%, 11/01/2022	$1,725,000	$1,733,905
TOTAL CORPORATE BONDS (Cost $1,692,743)		1,733,905

MUNICIPAL BONDS - 95.06%
Alabama - 1.46%
Alabama Economic Settlement Authority
3.163%, 09/15/2025	1,800,000	1,833,858
City of Homewood, AL
5.000%, 09/01/2033	1,000,000	1,190,260
Lower Alabama Gas District
5.000%, 09/01/2031	1,005,000	1,245,728
		4,269,846
Alaska - 1.16%
Alaska Housing Finance Corp.
5.000%, 12/01/2031	1,145,000	1,410,308
CIVIC Ventures, AK
5.000%, 09/01/2033	1,750,000	1,990,642
		3,400,950
Arizona - 1.82%
City of Phoenix Civic Improvement Corp.
5.500%, 07/01/2038	2,000,000	2,863,620
Florence Town, Inc. Industrial Development Authority
5.000%, 07/01/2023	385,000	400,254
Industrial Development Authority of the City of Phoenix
5.000%, 06/01/2027	500,000	542,580
Tempe Industrial Development Authority
4.000%, 10/01/2023 (a)	1,500,000	1,513,830
		5,320,284
Arkansas - 0.53%
County of Saline, AR
3.550%, 06/01/2042	1,500,000	1,534,815
California - 6.53%
California School Finance Authority
6.000%, 07/15/2019 (a)	1,750,000	1,750,245
City of Los Angeles, CA Department of Airports
5.000%, 05/15/2033	1,000,000	1,183,450
Clovis Unified School District
0.000%, 08/01/2028	2,000,000	1,641,220
M-S-R Energy Authority
7.000%, 11/01/2034	1,160,000	1,735,140
Palmdale Elementary School District
0.000%, 08/01/2028	500,000	404,035

Ravenswood City School District, CA
5.000%, 08/01/2038	1,260,000	1,482,957
Rialto Redevelopment Agency
5.000%, 09/01/2037	1,000,000	1,211,340
San Diego Tobacco Settlement Revenue Funding Corp.
4.000%, 06/01/2032	980,000	1,030,656
San Joaquin Hills Transportation Corridor Agency
5.000%, 01/15/2029	550,000	636,350
San Mateo Foster City Public Financing Authority
5.000%, 08/01/2049	2,000,000	2,453,880
St. Helena Unified School District
0.000%, 06/01/2036	2,805,000	3,167,631
University of California
4.601%, 05/15/2031	2,065,000	2,370,124
		19,067,028
Colorado - 2.96%
City & County of Denver, CO Airport System Revenue
5.000%, 12/01/2034	2,500,000	3,234,750
Colorado Health Facilities Authority
3.125%, 05/15/2027	1,250,000	1,254,338
El Paso County School District No. 49 Falcon
5.000%, 12/15/2031	1,500,000	1,766,775
Public Authority for Colorado Energy
6.500%, 11/15/2038	1,570,000	2,392,256
		8,648,119
District of Columbia - 0.61%
Metropolitan Washington Airports Authority
5.000%, 10/01/2032	1,500,000	1,771,665
Florida - 6.34%
City of Belle Isle, FL
5.500%, 10/01/2022	420,000	439,815
City of Orlando, FL
5.000%, 11/01/2038	1,000,000	1,184,990
County of Miami-Dade Seaport Department
5.750%, 10/01/2028	545,000	630,636
County of Miami-Dade, FL
5.250%, 10/01/2030	1,015,000	1,331,883
County of Miami-Dade, FL Aviation Revenue
5.000%, 10/01/2038	1,405,000	1,603,133
County of Sarasota, FL Utility System Revenue
5.000%, 10/01/2039	2,000,000	2,470,060
Florida Development Finance Corp.
6.250%, 01/01/2049 (a)	1,000,000	1,006,700
6.375%, 01/01/2049 (a)	1,250,000	1,258,200
Greater Orlando Aviation Authority
5.000%, 10/01/2046	1,500,000	1,729,395
Orange County Health Facilities Authority
5.000%, 10/01/2026	500,000	611,415
Sarasota County Health Facilities Authority
2.700%, 01/01/2022	1,000,000	1,000,200
3.300%, 01/01/2023	1,000,000	1,000,610
School District of Broward County
5.000%, 07/01/2040	2,500,000	3,019,425

Seminole County Industrial Development Authority
10.000%, 12/28/2021 (a)(b)	905,000	1,130,861
Venetian Community Development District
5.000%, 05/01/2023	100,000	103,908
		18,521,231
Georgia - 0.98%
Americus & Sumter County Hospital Authority
5.125%, 05/15/2023	325,000	342,101
City of Atlanta, GA Water & Wastewater Revenue
5.500%, 11/01/2027	1,550,000	1,924,248
Georgia Municipal Association, Inc.
5.000%, 12/01/2037	500,000	596,325
		2,862,674
Hawaii - 1.23%
City & County of Honolulu, HI
5.000%, 10/01/2030	1,000,000	1,305,780
State of Hawaii
5.000%, 01/01/2038	1,885,000	2,283,263
		3,589,043
Illinois - 5.86%
Boone & Winnebago Counties Community Unit School District No. 200
0.000%, 01/01/2024	815,000	737,526
Boone Mchenry & Dekalb Counties Community Unit School District No. 100
0.000%, 12/01/2023	1,135,000	1,044,234
0.000%, 12/01/2024	520,000	466,804
Chicago Board of Education
0.000%, 12/01/2022	840,000	780,377
Chicago O'Hare International Airport
5.000%, 01/01/2037	1,000,000	1,156,320
Chicago Transit Authority
5.000%, 06/01/2024	750,000	854,100
5.250%, 12/01/2036	1,500,000	1,587,870
Cook County School District No. 103 Lyons
0.000%, 12/01/2022	850,000	790,211
Illinois Finance Authority
5.000%, 01/01/2034	500,000	576,965
5.000%, 07/01/2037	2,000,000	2,465,620
Metropolitan Pier & Exposition Authority
0.000%, 06/15/2026	2,375,000	1,991,414
Metropolitan Water Reclamation District of Greater Chicago
5.000%, 12/01/2041	1,000,000	1,146,120
Railsplitter Tobacco Settlement Authority
5.000%, 06/01/2027	1,000,000	1,190,660
State of Illinois
6.000%, 06/15/2026	1,575,000	1,907,152
Will County Community Unit School District No. 201-U Crete-Monee
0.000%, 11/01/2020	430,000	418,209
		17,113,582
Indiana - 3.92%
City of Valparaiso, IN
6.750%, 01/01/2034	500,000	581,770

Hammond Multi-School Building Corp.
5.000%, 07/15/2034	1,000,000	1,177,920
Indiana Finance Authority
5.000%, 09/01/2036	1,000,000	1,153,340
5.500%, 11/15/2026	1,155,000	1,238,691
6.000%, 08/01/2039	1,135,000	1,142,832
Indiana Health Facility Financing Authority
5.000%, 11/15/2034	1,010,000	1,175,216
Indiana Municipal Power Agency
5.000%, 01/01/2042	1,000,000	1,160,890
Indianapolis Local Public Improvement Bond Bank
5.250%, 02/01/2039	2,000,000	2,492,540
Northern Indiana Commuter Transportation District
5.000%, 07/01/2033	1,130,000	1,334,631
		11,457,830
Kentucky - 0.49%
Grant County School District Finance Corp.
1.400%, 08/01/2022	320,000	312,525
Kentucky Economic Development Finance Authority
5.000%, 05/15/2026	1,000,000	1,117,250
		1,429,775
Louisiana - 2.54%
East Baton Rouge Sewerage Commission
5.000%, 02/01/2039	2,000,000	2,289,420
Louisiana Energy & Power Authority
5.250%, 06/01/2028	410,000	462,939
Louisiana Local Government Environmental Facilities & Community Development Authority
5.000%, 11/01/2032	1,200,000	1,404,312
5.000%, 12/01/2037	1,685,000	2,035,648
Tobacco Settlement Financing Corp.
5.000%, 05/15/2022	400,000	434,772
5.250%, 05/15/2033	740,000	795,937
		7,423,028
Maryland - 0.53%
City of Rockville, MD
2.500%, 11/01/2024	1,560,000	1,560,359
Massachusetts - 1.83%
Commonwealth of Massachusetts
5.250%, 09/01/2043	2,000,000	2,473,000
Massachusetts Educational Financing Authority
4.500%, 07/01/2024	105,000	110,602
5.000%, 07/01/2028	2,250,000	2,762,775
		5,346,377
Michigan - 1.89%
Battle Creek School District
5.000%, 05/01/2037	775,000	900,968
Charter Township of Commerce, MI
5.000%, 12/01/2038	1,000,000	1,164,250
County of Genesee, MI
3.086%, 10/01/2019	1,091,000	1,091,011
Detroit City School District
5.250%, 05/01/2027	715,000	878,070

Grand Rapids Public Schools
5.000%, 11/01/2040	1,000,000	1,210,280
Michigan Finance Authority
3.875%, 10/01/2023	250,000	263,240
		5,507,819
Minnesota - 3.06%
City of Minneapolis, MN
3.750%, 11/01/2021	1,000,000	1,001,890
5.000%, 03/01/2029	450,000	467,950
City of St. Anthony, MN
6.000%, 12/01/2030	1,000,000	1,094,700
Dakota County Community Development Agency
3.800%, 07/01/2022	2,000,000	2,012,540
Housing & Redevelopment Authority of the City of St. Paul, MN
3.375%, 05/01/2021 (a)	470,000	470,000
3.750%, 09/01/2021	1,000,000	1,003,290
3.750%, 03/01/2021	1,000,000	1,000,600
Kanabec Hospital
2.750%, 12/01/2019	1,000,000	1,000,270
Minneapolis-St. Paul Metropolitan Airports Commission
5.000%, 01/01/2041	750,000	883,500
		8,934,740
Missouri - 1.62%
Jackson County School District
5.500%, 03/01/2035	1,015,000	1,319,378
5.500%, 03/01/2037	990,000	1,279,892
Kansas City Land Clearance Redevelopment Authority
4.375%, 02/01/2031 (a)	1,000,000	1,054,130
Maryland Heights Industrial Development Authority
5.000%, 03/15/2039	1,000,000	1,079,510
		4,732,910
Nebraska - 0.86%
Central Plains Energy Project
5.000%, 09/01/2034	2,000,000	2,517,380
Nevada - 2.10%
City of Las Vegas, NV
5.000%, 09/01/2031	1,150,000	1,367,338
County of Washoe, NV
5.000%, 02/01/2042	2,000,000	2,410,300
Las Vegas Convention & Visitors Authority
5.000%, 07/01/2043	2,000,000	2,362,420
		6,140,058
New Jersey - 2.60%
Garden State Preservation Trust
5.750%, 11/01/2028	960,000	1,206,499
New Jersey Economic Development Authority
3.375%, 07/01/2030	1,000,000	1,011,840
5.500%, 01/01/2027	300,000	344,991
6.425%, 12/15/2035	1,800,000	1,856,502
New Jersey Higher Education Student Assistance Authority
5.000%, 12/01/2027	750,000	906,510
New Jersey Transportation Trust Fund Authority
0.000%, 12/15/2027	1,420,000	1,158,067
0.000%, 12/15/2030	1,500,000	1,113,540
		7,597,949

New York - 6.28%
City of New York, NY
5.000%, 12/01/2037	2,000,000	2,459,820
6.246%, 06/01/2035	2,000,000	2,074,580
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 08/01/2040	5,000,000	6,074,000
New York City Water & Sewer System
5.000%, 06/15/2040	2,000,000	2,426,540
New York Liberty Development Corp.
5.250%, 10/01/2035	845,000	1,113,702
New York State Dormitory Authority
5.000%, 03/15/2041	2,000,000	2,437,960
Port Authority of New York & New Jersey
5.000%, 09/01/2032	1,525,000	1,744,554
		18,331,156
North Carolina - 0.34%
North Carolina Medical Care Commission
3.550%, 10/01/2024	1,000,000	1,005,480
North Dakota - 0.89%
City of Langdon, ND
1.500%, 11/01/2019	1,500,000	1,496,625
City of Mandan, ND
2.750%, 09/01/2041	1,105,000	1,098,138
		2,594,763
Ohio - 2.22%
City of Cleveland, OH Income Tax Revenue
5.000%, 10/01/2037	745,000	829,207
County of Cuyahoga, OH
5.500%, 02/15/2052	1,300,000	1,481,896
Dayton City School District
5.000%, 11/01/2031	1,000,000	1,284,010
Highland Local School District
5.250%, 12/01/2054	1,500,000	1,673,370
State of Ohio
5.000%, 01/01/2033	1,000,000	1,225,700
		6,494,183
Oregon - 0.57%
Medford Hospital Facilities Authority
5.000%, 10/01/2024	450,000	504,797
Port of Portland, OR Airport Revenue
5.000%, 07/01/2042	1,000,000	1,159,350
		1,664,147
Pennsylvania - 5.19%
Commonwealth Financing Authority
5.000%, 06/01/2034	1,000,000	1,199,510
5.000%, 06/01/2035	500,000	597,695
Delaware Valley Regional Finance Authority
2.289%, 09/01/2048	1,000,000	1,003,510
5.500%, 08/01/2028	2,850,000	3,631,470

Hopewell Area School District
0.000%, 09/01/2026	900,000	766,395
Montour School District
5.000%, 04/01/2035	1,825,000	2,096,505
Pennsylvania Economic Development Financing Authority
5.000%, 06/30/2028	750,000	871,687
Pennsylvania Turnpike Commission
6.000%, 12/01/2030	625,000	812,138
6.375%, 12/01/2038	2,000,000	2,608,360
Philadelphia Authority for Industrial Development
0.000%, 04/15/2021	1,025,000	971,936
Scranton School District
5.000%, 12/01/2035	500,000	591,960
		15,151,166
Puerto Rico - 2.34%
Children's Trust Fund
5.375%, 05/15/2033	1,590,000	1,605,805
Puerto Rico Convention Center District Authority
4.500%, 07/01/2036	1,900,000	1,902,318
Puerto Rico Public Finance Corp.
6.000%, 08/01/2026	490,000	626,117
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue
0.000%, 07/01/2024	2,214,000	1,874,107
0.000%, 07/01/2029	1,213,000	832,433
		6,840,780
Rhode Island - 0.64%
Rhode Island Student Loan Authority
5.000%, 12/01/2023	905,000	1,020,071
5.000%, 12/01/2025	525,000	614,523
Tobacco Settlement Financing Corp.
2.250%, 06/01/2041	235,000	235,084
		1,869,678
South Carolina - 1.04%
Commission of Public Works, City of Greer
5.500%, 09/01/2032	1,000,000	1,343,480
South Carolina Ports Authority
5.250%, 07/01/2055	1,500,000	1,702,140
		3,045,620
Texas - 15.97%
Alamo Regional Mobility Authority
5.000%, 06/15/2039	1,335,000	1,533,421
Alvin Texas Independent School District
5.000%, 02/15/2038	2,095,000	2,497,010
Arlington Higher Education Finance Corp.
5.000%, 02/15/2030	1,000,000	1,164,250
Bexar County Hospital District
5.000%, 02/15/2038	2,135,000	2,568,618
City of Fort Worth, TX
5.250%, 03/01/2036	1,800,000	2,089,170
City of San Antonio, TX
5.000%, 08/01/2037	5,015,000	6,146,183
City of San Antonio, TX Electric & Gas Systems Revenue
5.000%, 02/01/2044	1,000,000	1,214,570

County of Bexar, TX
5.000%, 06/15/2039	1,265,000	1,506,704
County of Harris, TX
2.357%, 08/15/2035	1,020,000	967,562
5.000%, 08/15/2034	1,000,000	1,190,730
Dallas Area Rapid Transit
5.250%, 12/01/2031	800,000	1,090,168
El Paso Independent School District
5.000%, 08/15/2037	1,250,000	1,467,150
Grand Parkway Transportation Corp.
5.000%, 10/01/2038	2,000,000	2,418,440
Harris County-Houston Sports Authority
5.000%, 11/15/2027	500,000	571,200
New Hope Cultural Education Facilities Corp.
5.000%, 07/01/2046	2,000,000	2,263,860
North East Independent School District
5.250%, 02/01/2030	1,025,000	1,347,198
5.250%, 02/01/2035	1,000,000	1,386,240
North Texas Tollway Authority
6.200%, 01/01/2042	1,030,000	1,259,309
8.910%, 02/01/2030	1,725,000	1,795,035
Socorro Independent School District
5.000%, 08/15/2039	2,000,000	2,380,760
State of Texas
5.500%, 08/01/2033	1,000,000	1,215,650
Tarrant County Cultural Education Facilities Finance Corp.
3.875%, 11/15/2022	1,500,000	1,500,615
5.000%, 07/01/2036	1,500,000	1,803,420
Texas Municipal Gas Acquisition & Supply Corp. I
6.250%, 12/15/2026	1,840,000	2,157,382
United Independent School District
5.000%, 08/15/2037	2,580,000	3,106,010
		46,640,655
Utah - 1.31%
County of Utah
5.000%, 05/15/2041	1,500,000	1,744,845
Utah Charter School Finance Authority
5.000%, 10/15/2035	1,500,000	1,711,770
6.300%, 07/15/2032	335,000	360,380
		3,816,995
Vermont - 0.11%
Vermont Economic Development Authority
5.000%, 05/01/2021	300,000	312,744
Washington - 5.19%
Chelan County Public Utility District No. 1
0.000%, 06/01/2026	450,000	392,657
Grays Harbor County Public Hospital District No. 1
3.000%, 08/01/2019	1,000,000	1,000,070
Port of Seattle, WA
5.000%, 04/01/2034	1,500,000	1,697,100
Spokane County School District No. 81
5.000%, 12/01/2036	2,000,000	2,489,780

State of Washington
5.000%, 08/01/2039	5,000,000	6,078,300
Washington Health Care Facilities Authority
5.000%, 10/01/2038	1,535,000	1,746,277
Washington State Convention Center Public Facilities District
5.000%, 07/01/2048	1,500,000	1,760,955
		15,165,139
Wisconsin - 2.05%
County of Milwaukee, WI Airport Revenue
5.000%, 12/01/2028	1,000,000	1,191,890
Plateville Redevelopment Authority
5.000%, 07/01/2022	560,000	580,972
Public Finance Authority
5.000%, 10/01/2044	1,000,000	1,180,000
5.000%, 07/01/2038	1,000,000	1,190,100
5.250%, 05/15/2037 (a)	500,000	544,295
Wisconsin Health & Educational Facilities Authority
5.000%, 08/15/2034	1,100,000	1,309,176
		5,996,433
TOTAL MUNICIPAL BONDS (Cost $265,451,141)		277,676,401

Short-Term Investments - 5.03%
First American Treasury Obligations Fund - Class X - 2.305% (c)	14,698,540	14,698,540
Total Short-Term Investments (Cost $14,698,540)		14,698,540

Total Investments (Cost $281,842,424) - 100.68%		294,108,846
Liabilities in Excess of Other Assets - (0.69)%		(2,001,133)
TOTAL NET ASSETS - 100.00%		$292,107,713

Percentages are stated as a percent of net assets.

(a)	Securities issued pursuant to Rule 144A under the Securities Act of 1933.
(b)	Represents an illiquid security.
(c)	Seven day yield at May 31, 2019.

Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated
May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Performance Trust Municipal Bond Fund (the "Municipal Bond Fund"),
represents a distinct diversified series with its own invesment objectives and policies within the Trust. The investment objective of the Municipal Bond Fund is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder's interest is limited to the
Fund in which shares are held. The Municipal Bond Fund became effective on June 29, 2011 and commenced operations on
June 30, 2011 and September 28, 2012 for the Institutional Class and Class A shares, respectively.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP").

Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. ("NASDAQ") will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarly represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

U.S. government securities valued by a pricing service (a “Pricing Service”) are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Securities are valued principally using prices furnished by a pricing service. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as Level 3.

Asset-backed and mortgage-backed securities are priced by a Pricing Service. The fair value of the securities is estimated using various valuation techniques including models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as the security and the creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuances are considered in developing the fair value estimate. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would generally be categorized as Level 3.

Municipal bonds are priced by a Pricing Service. The fair value of municipal bonds is generally evaluated in a manner similar to asset backed securities.
A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity. Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value. The extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

Other debt securities, excluding short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.
If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than
60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and
Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the basis of identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

Summary of Fair Value Exposure at May 31, 2019

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2019, in valuing the Fund’s investments carried at fair value:

Performance Trust Municipal Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income:
Corporate Bonds	$-	$1,733,905	$-	$1,733,905
Municipal Bonds	-	277,676,401	-	277,676,401
Total Fixed Income	-	279,410,306	-	279,410,306

Short-Term Investments	14,698,540	-	-	14,698,540

Total Investments In Securities	$-	$294,108,846	$-	$294,108,846

For the period ended May 31, 2019, the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.
Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2019.

Performance Trust Strategic Bond Fund
Schedule of Investments
May 31, 2019 (Unaudited)
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 3.68%
American Credit Acceptance Receivables Trust
2019-2, 2.850%, 07/12/2022 (a)	$4,500,000	$4,503,539
Carmax Auto Owner Trust
2019-2, 2.690%, 07/15/2022	5,250,000	5,277,987
2019-1, 3.020%, 07/15/2022	8,000,000	8,042,301
Fifth Third Auto Trust
2019-1, 2.660%, 05/16/2022	5,500,000	5,519,736
Ford Credit Auto Owner Trust
2019-A, 2.780%, 02/15/2022	13,500,000	13,543,368
GM Financial Consumer Automobile Receivables Trust
2019-2, 2.660%, 06/16/2022	16,500,000	16,576,875
2019-1, 2.970%, 11/16/2023	11,000,000	11,180,582
Santander Drive Auto Receivables Trust
2019-2, 2.630%, 07/15/2022	10,000,000	10,021,214
SoFi Consumer Loan Program Trust
2019-3, 2.900%, 05/25/2028 (a)	4,000,000	4,015,262
World Omni Auto Receivables Trust
2019-B, 2.630%, 06/15/2022	8,000,000	8,022,005
World Omni Automobile Lease Securitization Trust
2019-A, 2.890%, 11/15/2021	4,000,000	4,021,176
TOTAL ASSET BACKED SECURITIES (Cost $90,243,470)		90,724,045

COLLATERALIZED LOAN OBLIGATIONS - 4.42%
Apidos CLO XI
2012-11A, 5.288% (3 Month LIBOR USD + 2.700%), 1/17/2028 (a)(b)(c)	2,000,000	2,001,870
Apidos CLO XX
2015-20A, 4.151% (3 Month LIBOR USD + 1.550%), 07/16/2031 (a)(b)(c)	10,000,000	9,843,500
Ares XLVI CLO Ltd.
2017-46A, 3.570%, 01/15/2030 (a)(c)	3,600,000	3,565,433
Ares XXVII CLO Ltd.
2013-2A, 4.982% (3 Month LIBOR USD + 2.400%), 07/28/2029 (a)(b)(c)	1,750,000	1,750,966
Bean Creek CLO Ltd.
2015-1A, 3.612% (3 Month LIBOR USD + 1.020%), 04/20/2031 (a)(b)(c)	5,500,000	5,452,062
2015-1A, 4.042% (3 Month LIBOR USD + 1.450%), 04/20/2031 (a)(b)(c)	3,200,000	3,123,312
BlueMountain CLO Ltd.
2015-1A, 6.347% (3 Month LIBOR USD + 3.750%), 04/13/2027 (a)(b)(c)	2,000,000	2,009,022
2018-1A, 4.283% (3 Month LIBOR USD + 1.700%), 07/30/2030 (a)(b)(c)	6,451,308	6,442,883
2014-2A, 4.342% (3 Month LIBOR USD + 1.750%), 10/20/2030 (a)(b)(c)	5,000,000	4,967,005
2013-2A, 4.192% (3 Month LIBOR USD + 1.600%), 10/22/2030 (a)(b)(c)	2,750,000	2,725,948
2018-2A, 4.218% (3 Month LIBOR USD + 1.700%), 08/15/2031 (a)(b)(c)	5,000,000	4,952,565
Chenango Park CLO Ltd.
2018-1A, 4.147% (3 Month LIBOR USD + 1.550%), 04/15/2030 (a)(b)(c)	7,000,000	6,893,327
Goldentree Loan Management US CLO 3 Ltd.
2018-3A, 4.430%, 04/20/2030 (a)(c)	2,500,000	2,506,887
Goldentree Loan Opportunities XII Ltd.
2016-12A, 4.375%, 07/21/2030 (a)(c)	3,750,000	3,764,347
Hildene TruPS Securitization Ltd.
2019-2A, 4.278% (3 Month LIBOR USD + 1.760%), 05/22/2039 (a)(b)(c)(d)	3,500,000	3,482,500
LCM 26 Ltd.
26A, 3.662% (3 Month LIBOR USD + 1.070%), 01/20/2031 (a)(b)(c)	7,663,000	7,634,724
26A, 3.992% (3 Month LIBOR USD + 1.400%), 01/20/2031 (a)(b)(c)	4,500,000	4,393,561
LCM XIV LP
14A, 4.172% (3 Month LIBOR USD + 1.580%), 07/20/2031 (a)(b)(c)	10,000,000	9,912,060
LCM XVI LP
16A, 4.347% (3 Month LIBOR USD + 1.750%), 10/15/2031 (a)(b)(c)	4,000,000	3,989,536
Long Point Park CLO Ltd.
2017-1A, 3.963% (3 Month LIBOR USD + 1.375%), 01/17/2030 (a)(b)(c)	10,750,000	10,483,970

Neuberger Berman CLO XIV Ltd.
2013-14A, 3.720%, 01/28/2030 (a)(c)	500,000	500,354
Octagon Investment Partners 34 Ltd.
2017-1A, 3.560%, 01/20/2030 (a)(c)	8,550,000	8,445,810
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $108,623,136)		108,841,642

CORPORATE BONDS - 5.77%
Administrative and Support Services - 0.04%
Northwell Healthcare, Inc.
3.391%, 11/01/2027	1,000,000	1,003,744
Broadcasting (except Internet) - 0.33%
The Walt Disney Co.
6.200%, 12/15/2034 (a)	6,075,000	8,078,334
Chemical Manufacturing - 0.16%
Pharmacia LLC
6.600%, 12/01/2028	2,991,000	3,822,258
Credit Intermediation and Related Activities - 1.94%
American Honda Finance Corp.
3.550%, 01/12/2024	5,000,000	5,199,302
Bank of New York Mellon Corp.
3.442% to 02/07/2027 then 3 Month LIBOR USD + 1.069%, 02/07/2028 (b)	7,000,000	7,180,534
Bank of NT Butterfield & Son Ltd.
5.250% to 06/01/2023 then 3 Month LIBOR USD + 2.255%, 06/01/2028 (b)(c)	3,000,000	3,029,828
Eagle Bancorp, Inc.
5.000% to 08/01/2021 then 3 Month LIBOR USD + 3.850%, 08/01/2026 (b)	1,500,000	1,515,081
First Commonwealth Bank
4.875% to 06/01/2023 then 3 Month LIBOR USD + 1.845%, 06/01/2028 (b)	1,000,000	1,012,757
First National of Nebraska, Inc.
4.375% to 04/01/2023 then 3 Month LIBOR USD + 1.600%, 04/01/2028 (a)(b)	3,000,000	3,004,798
Fulton Financial Corp.
3.600%, 03/16/2022	1,000,000	1,011,025
ING Groep NV
4.050%, 04/09/2029 (c)	5,000,000	5,129,601
MB Financial Bank, NA
4.000% to 12/01/2022 then 3 Month LIBOR USD + 1.873%, 12/01/2027 (b)	3,000,000	3,028,199
Pacific Premier Bancorp, Inc.
4.875% to 05/15/2024 then 3 Month LIBOR USD + 2.500%, 05/15/2029 (b)	4,000,000	4,027,824
Renasant Corp.
8.500%, 06/27/2024 (a)	2,000,000	2,063,329
Royal Bank of Canada
3.700%, 10/05/2023 (c)	5,000,000	5,217,056
Sterling Bancorp.
3.500%, 06/08/2020	2,250,000	2,258,220
Towne Bank
4.500% to 07/30/2022 then 3 Month LIBOR USD + 2.550%, 07/30/2027 (b)	4,000,000	4,015,591
Hospitals - 0.82%
Advocate Health & Hospitals Corp.
3.829%, 08/15/2028	1,000,000	1,071,398
Baptist Health South Florida, Inc.
4.590%, 08/15/2021	645,000	669,324
CHRISTUS Health
4.341%, 07/01/2028	7,000,000	7,712,520
CommonSpirit Health
2.950%, 11/01/2022	5,815,000	5,845,018
Memorial Health Services
3.496%, 05/01/2022	575,000	583,987
SSM Health Care Corp.
3.823%, 06/01/2027	4,225,000	4,447,426
Management of Companies and Enterprises - 0.34%
Bryn Mawr Bank Corp.
4.250% to 12/15/2022 then 3 Month LIBOR USD + 2.050%, 12/15/2027 (b)	3,500,000	3,493,694
Cadence BanCorp, Inc.
4.875%, 06/28/2019 (a)	5,000,000	5,000,360
Merchant Wholesalers, Durable Goods - 0.08%
Honeywell International, Inc.
5.700%, 03/15/2036	1,635,000	2,065,994

Merchant Wholesalers, Nondurable Goods - 0.29%
Cargill, Inc.
3.250%, 05/23/2029 (a)	7,000,000	7,069,949
Professional, Scientific, and Technical Services - 0.41%
International Business Machines Corp.
3.300%, 05/15/2026	10,000,000	10,129,259
Publishing Industries (except Internet) - 0.36%
Oracle Corp.
2.950%, 05/15/2025	8,877,000	8,943,034
Real Estate - 0.42%
Enterprise Community Loan Fund, Inc.
3.685%, 11/01/2023	5,000,000	5,127,675
4.152%, 11/01/2028	5,000,000	5,153,097
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.29%
Charles Schwab Corp.
3.250%, 05/22/2029	7,000,000	7,100,475
Utilities - 0.29%
Oglethorpe Power Corp.
6.191%, 01/01/2031 (a)	6,000,000	7,100,157
TOTAL CORPORATE BONDS (Cost $139,217,179)		142,110,848

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 27.30%
ACE Securities Corp. Home Equity Loan Trust
2006-ASP4, 2.590% (1 Month LIBOR USD + 0.160%), 08/25/2036 (b)	904,127	902,812
Adjustable Rate Mortgage Trust
2005-3, 4.353%, 07/25/2035 (e)	856,505	832,790
2006-2, 4.655%, 05/25/2036 (e)	1,781,769	1,765,246
Alternative Loan Trust
2004-28CB, 5.000%, 01/25/2020	412,278	416,470
2006-J3, 5.750%, 05/25/2026	611,823	524,516
2004-27CB, 6.000%, 12/25/2034	392,506	390,402
2004-28CB, 6.000%, 01/25/2035	686,700	709,702
2005-6CB, 5.750%, 04/25/2035	3,669,052	3,692,326
2005-6CB, 7.500%, 04/25/2035	430,233	455,872
2005-21CB, 5.250%, 06/25/2035	5,030,798	4,742,639
2005-21CB, 5.500%, 06/25/2035	757,794	723,832
2005-21CB, 6.000%, 06/25/2035	3,116,700	3,045,892
2005-20CB, 5.500%, 07/25/2035	2,242,059	2,141,795
2005-43, 4.666%, 09/25/2035 (e)	479,618	458,092
2005-63, 4.080%, 11/25/2035 (e)	1,646,769	1,546,499
2005-54CB, 5.500%, 11/25/2035	1,017,021	861,613
2005-J13, 5.500%, 11/25/2035	607,701	545,611
2005-65CB, 0.000%, 12/25/2035 (f)	1,381,765	897,938
2005-65CB, 5.500%, 01/25/2036	200,218	185,586
2005-75CB, 5.500%, 01/25/2036	2,697,833	2,508,453
2005-73CB, 5.750%, 01/25/2036	568,720	460,900
2005-86CB, 5.500%, 02/25/2036	1,592,280	1,401,154
2005-86CB, 5.500%, 02/25/2036	224,381	196,644
2006-6CB, 5.500%, 05/25/2036	190,533	179,032
2006-12CB, 5.750% (1 Month LIBOR USD + 5.750%), 05/25/2036 (b)	824,789	678,505
2006-16CB, 6.000%, 06/25/2036	218,044	184,483
2006-24CB, 5.750%, 08/1/2036	395,888	330,077
2006-19CB, 2.830% (1 Month LIBOR USD + 0.400%), 08/25/2036 (b)	1,085,298	732,055
2006-19CB, 6.000% (1 Month LIBOR USD + 1.000%), 08/25/2036 (b)	1,631,424	1,449,469
2006-19CB, 6.000%, 08/25/2036	227,116	201,785
2006-19CB, 6.000% (1 Month LIBOR USD + 1.000%), 08/25/2036 (b)	4,138,229	3,676,687
2006-26CB, 6.250%, 09/25/2036	7,298,177	5,779,606
2006-32CB, 5.500%, 11/25/2036	265,779	221,301
2006-31CB, 6.000%, 11/25/2036	159,084	135,737
2006-32CB, 6.000%, 11/25/2036	4,050,814	3,544,251
2006-32CB, 6.000%, 11/25/2036	1,347,449	1,178,948
2006-32CB, 6.000%, 11/25/2036	4,110,720	3,596,666
2006-39CB, 6.000%, 01/25/2037	4,642,330	4,613,404
2006-41CB, 6.000%, 01/25/2037	822,827	690,488

2006-43CB, 6.000%, 02/25/2037	4,827,917	4,050,681
2007-4CB, 5.750%, 04/25/2037	2,339,299	2,322,092
2007-8CB, 6.000%, 05/25/2037	1,080,351	937,171
2008-2R, 6.000%, 08/25/2037 (e)	9,949,517	7,676,145
American Home Mortgage Investment Trust
2006-2, 6.750%, 06/25/2036 (g)	2,883,567	1,054,780
Banc of America Alternative Loan Trust
2005-1, 5.250%, 02/25/2035	2,976,222	2,806,264
2005-2, 5.500%, 03/25/2035	730,897	737,458
2005-5, 5.500%, 06/25/2035	248,101	246,752
2005-5, 6.000%, 06/25/2035	1,198,003	1,227,820
2005-11, 5.750%, 12/25/2035	170,185	156,032
2005-12, 5.750%, 01/25/2036	546,967	522,452
2006-1, 6.500%, 02/25/2036	3,264,848	3,250,691
2006-3, 6.000%, 04/25/2036	4,770,517	4,752,964
2006-3, 6.000%, 04/25/2036	327,359	331,417
2006-9, 2.830% (1 Month LIBOR USD + 0.400%), 01/25/2037 (b)	1,723,832	1,401,007
2006-9, 6.000%, 01/25/2037	380,452	369,118
2006-4, 6.500%, 05/25/2046	1,776,898	1,852,227
2006-5, 6.000%, 06/25/2046	553,929	537,347
Banc of America Funding Trust
2003-3, 5.500%, 10/25/2033	401,753	419,365
2004-1, 6.000%, 02/25/2034	1,238,800	1,354,590
2004-1, 6.000%, 03/25/2034	7,371,334	8,132,657
2007-4, 5.500%, 11/25/2034	948,988	938,032
2005-3, 5.500%, 06/25/2035	171,518	182,074
2005-4, 5.500%, 08/25/2035	71,798	75,643
2005-5, 5.500%, 09/25/2035	437,974	474,515
2005-5, 5.500%, 09/25/2035	3,875,038	4,190,767
2005-7, 5.750%, 11/25/2035	51,571	53,733
2005-7, 6.000%, 11/25/2035	256,525	263,591
2010-R9, 5.500%, 01/26/2036 (a)(e)	1,466,557	1,448,825
2006-B, 4.395%, 03/20/2036 (e)	1,359,131	1,289,762
2006-5, 5.750%, 09/25/2036	916,714	827,130
2006-7, 6.000%, 09/25/2036	1,241,184	1,193,402
2006-1, 4.499%, 12/20/2036 (e)	7,491,382	7,803,325
2006-1, 4.499%, 12/20/2036 (e)	1,303,091	1,332,306
2007-1, 6.189%, 01/25/2037 (g)	1,332,766	1,325,632
2007-2, 2.490% (1 Month LIBOR USD + 0.060%), 03/25/2037 (b)	851,897	690,167
2007-3, 2.860% (1 Month LIBOR USD + 0.430%), 04/25/2037 (b)	1,691,162	1,468,769
2007-6, 2.710% (1 Month LIBOR USD + 0.280%), 07/25/2037 (b)	8,382,900	8,059,048
2007-5, 5.500%, 07/25/2037	2,555,620	2,451,538
2006-J, 4.648%, 01/20/2047 (e)	313,544	304,964
Banc of America Mortgage Trust
2005-A, 4.494%, 02/25/2035 (e)	3,906,561	3,970,796
BCAP LLC Trust
2007-AA2, 7.500%, 04/25/2037 (e)(h)	431,999	382,792
Bear Stearns ALT-A Trust
2006-6, 3.994%, 11/25/2036 (e)	700,367	638,241
Bear Stearns ARM Trust
2004-12, 3.968%, 02/25/2035 (e)	279,893	274,276
Bear Stearns Asset Backed Securities I Trust
2005-AC5, 3.430% (1 Month LIBOR USD + 1.000%), 08/25/2035 (b)	850,715	679,353
2006-AC4, 2.680% (1 Month LIBOR USD + 0.250%), 07/25/2036 (b)	6,387,483	5,432,144
2006-AC4, 23.055% (1 Month LIBOR USD + 33.583%), 07/25/2036 (b)(h)	1,474,400	2,386,703
Chase Funding Trust Series
2004-1, 3.180% (1 Month LIBOR USD + 0.750%), 09/25/2033 (b)	1,607,409	1,597,176
Chase Mortgage Finance Trust
2005-S3, 5.500%, 11/25/2035	11,400,068	11,080,940
2005-A1, 4.285%, 12/25/2035 (e)	1,665,900	1,653,633
2006-S4, 6.000%, 12/25/2036	1,152,223	872,991
2006-S4, 6.000%, 12/25/2036	914,522	692,894
2007-S1, 6.000%, 02/25/2037	4,116,895	2,981,179
2007-S3, 5.750%, 05/25/2037	958,280	703,661

2007-S3, 6.000%, 05/25/2037	2,158,213	1,643,072
Chaseflex Trust
2005-1, 5.500%, 02/25/2035	632,172	601,823
2006-2, 4.665%, 09/25/2036 (e)	4,394,414	4,326,562
CHL Mortgage Pass-Through Trust
2005-20, 5.250%, 12/25/2027	43,125	39,739
2003-42, 4.388%, 10/25/2033 (e)	2,360,741	2,398,813
2003-44, 5.000%, 10/25/2033	615,000	624,044
2004-4, 5.500%, 05/25/2034	850,960	866,850
2004-21, 4.000%, 11/25/2034	1,658,965	1,672,542
2004-24, 5.500%, 12/25/2034	2,251,932	2,315,345
2004-J9, 5.500%, 01/25/2035	855,644	878,848
2004-HYB5, 4.775%, 04/20/2035 (e)	1,215,491	1,241,802
2005-HYB2, 4.460%, 05/20/2035 (e)	1,788,671	1,835,079
2005-J3, 5.500%, 09/25/2035	204,206	201,595
2005-27, 5.500%, 12/25/2035	428,283	343,839
2005-30, 5.500%, 01/25/2036	117,174	107,206
2005-HY10, 3.843%, 02/20/2036 (e)	132,615	115,633
2005-HY10, 4.462%, 02/20/2036 (e)	490,314	464,288
2006-6, 6.000%, 04/25/2036	1,063,122	877,796
2006-J4, 6.250%, 09/25/2036	165,636	123,490
2006-16, 6.500%, 11/25/2036	876,592	613,015
2006-18, 6.000%, 12/25/2036	209,057	178,395
2006-21, 6.000%, 02/25/2037	1,161,988	1,030,371
2007-1, 6.000%, 03/25/2037	2,652,359	2,168,735
2007-5, 5.500%, 05/25/2037	1,413,736	1,163,479
2007-5, 5.750%, 05/25/2037	9,111,115	7,624,402
2007-5, 5.750%, 05/25/2037	1,044,935	874,427
2007-5, 5.750%, 05/25/2037	988,408	827,124
2007-10, 6.000%, 07/25/2037	2,930,625	2,439,629
2007-J2, 6.000%, 07/25/2037	284,165	197,394
2007-HY5, 3.795%, 09/25/2037 (e)	1,969,147	1,875,403
2007-HY6, 4.025%, 11/25/2037 (e)	712,074	644,187
2007-HY5, 4.500%, 09/25/2047 (e)	593,079	583,025
Citicorp Mortgage Securities Trust
2006-3, 5.500%, 06/25/2021	91,589	85,990
2007-4, 5.500%, 05/25/2022	117,634	118,206
2006-1, 6.000%, 02/25/2036	282,374	290,843
2006-3, 5.750%, 06/25/2036	588,388	600,995
2007-3, 5.500%, 04/25/2037	436,865	443,861
2007-3, 6.000%, 04/25/2037	1,280,885	1,282,709
Citigroup Mortgage Loan Trust
2004-2, 9.250%, 08/25/2033 (a)	75,940	82,175
2004-HYB3, 4.451%, 09/25/2034 (e)	1,473,048	1,500,198
2005-WF1, 5.830%, 11/25/2034 (g)	2,742,380	2,790,696
2005-1, 4.027%, 04/25/2035 (e)	777,127	778,767
2005-2, 4.457%, 05/25/2035 (e)	1,051,783	1,074,321
2005-7, 4.251%, 9/25/2035 (e)	1,096,584	1,027,208
2006-WF1, 4.893%, 03/25/2036 (g)	585,950	394,278
2006-AR7, 4.433%, 11/25/2036 (e)	3,195,601	3,046,677
2007-6, 3.665%, 10/25/2046 (e)	635,185	583,296
CitiMortgage Alternative Loan Trust
2007-A4, 5.500%, 04/25/2022	26,161	26,253
2006-A2, 3.030% (1 Month LIBOR USD + 0.600%), 05/25/2036 (b)	788,431	702,186
2006-A4, 6.000%, 09/25/2036	1,776,561	1,697,606
2007-A1, 6.000%, 01/25/2037	2,013,508	1,959,100
2007-A1, 6.000%, 01/25/2037	3,008,874	2,927,570
Credit Suisse First Boston Mortgage Securities Corp.
2005-8, 7.000%, 09/25/2035	2,916,944	2,278,821
CSFB Mortgage-Backed Pass-Through Certificates
2004-8, 5.500%, 12/25/2034	629,033	602,768
2005-3, 5.500%, 07/25/2035	924,682	951,197
2005-10, 5.500%, 11/25/2035	652,625	625,080
2005-10, 5.500%, 11/25/2035	2,803,187	2,684,973

2005-10, 6.000%, 11/25/2035	897,056	476,288
CSMC Mortgage-Backed Trust
2007-5, 5.000%, 10/25/2024	12,575	12,730
2006-CF1, 5.000%, 11/25/2035 (a)(g)	2,565,000	2,526,493
2006-1, 5.500%, 02/25/2036	514,900	511,217
2006-1, 5.500%, 02/25/2036	88,131	89,987
2011-13R, 4.081%, 02/27/2036 (a)(e)	5,280,470	5,058,614
2006-2, 5.750%, 03/25/2036	1,129,850	1,055,780
2006-2, 6.000%, 03/25/2036	5,407,720	4,004,130
2006-4, 6.000%, 05/25/2036	748,155	643,059
2006-4, 7.000%, 05/25/2036	566,677	236,880
2006-7, 6.000%, 08/25/2036	1,240,410	1,255,130
2007-2, 5.500%, 03/25/2037	2,437,889	2,056,838
2007-2, 5.750%, 03/25/2037	259,403	221,115
2007-3, 5.500%, 04/25/2037	822,707	821,177
2007-3, 5.500%, 04/25/2037	1,150,978	1,148,837
2013-2R, 3.916%, 05/27/2037 (a)(e)	2,932,774	2,361,341
2013-IVR4, 2.500%, 07/25/2043 (a)(e)	3,829,438	3,791,259
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
2005-3, 2.930% (1 Month LIBOR USD + 0.500%), 05/25/2035 (b)	2,299,853	2,155,564
2005-6, 5.500%, 12/25/2035	2,747,531	2,581,114
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
2006-AB4, 2.530% (1 Month LIBOR USD + 0.100%), 10/25/2036 (b)	875,982	672,123
DFC HEL Trust
2001-1, 4.090% (1 Month LIBOR USD + 1.650%), 08/15/2031 (b)	2,026,451	2,046,457
Equity One Mortgage Pass-Through Trust
2003-1, 4.860%, 08/25/2033 (e)	1,721,341	1,777,767
2003-3, 4.868%, 12/25/2033 (e)	1,318,929	1,344,742
First Horizon Alternative Mortgage Securities Trust
2005-FA10, 5.250%, 12/25/2020	35,267	33,529
2005-FA11, 5.250%, 02/25/2021	27,078	26,640
2006-FA6, 5.750%, 11/25/2021	16,996	16,484
2004-AA6, 3.949%, 01/25/2035 (e)	610,740	620,765
2005-AA7, 4.374%, 09/25/2035 (e)	2,312,325	2,245,833
2005-FA8, 5.500%, 11/25/2035	2,241,464	1,949,219
2005-FA9, 5.500%, 12/25/2035	3,960,306	3,378,684
2006-FA1, 5.750%, 04/25/2036	2,441,511	1,837,852
2006-FA1, 6.000%, 04/25/2036	655,410	503,101
2006-FA2, 6.000%, 05/25/2036	2,764,711	2,129,655
2006-FA2, 6.000%, 05/25/2036	1,501,697	1,156,756
2006-FA3, 6.000%, 07/25/2036	9,007,085	7,222,136
2006-FA6, 6.000%, 11/25/2036	1,420,882	926,393
2006-FA6, 6.250%, 11/25/2036	1,801,055	1,231,235
2006-FA6, 6.250%, 11/25/2036	8,842,079	6,562,285
2007-FA4, 6.250%, 08/25/2037	2,880,630	2,223,570
First Horizon Mortgage Pass-Through Trust
2006-AR4, 4.690%, 01/25/2037 (e)	801,236	718,484
2006-4, 5.750%, 02/25/2037	2,427,302	1,954,715
2006-4, 6.000%, 02/25/2037	1,469,818	1,207,526
2007-AR1, 4.881%, 05/25/2037 (e)	1,164,180	934,737
2007-AR2, 4.625%, 08/25/2037 (e)	6,126,157	4,927,507
GMACM Mortgage Loan Trust
2004-J2, 5.500%, 06/25/2034	73,061	74,046
2005-AR6, 4.093%, 11/19/2035 (e)	633,335	614,433
GSAA Home Equity Trust
2005-1, 5.760%, 11/25/2034 (g)	2,000,000	2,084,502
2006-15, 6.192%, 09/25/2036 (g)	2,253,846	1,076,052
2006-18, 5.682%, 11/25/2036 (g)	2,126,227	985,999
2007-7, 2.610% (1 Month LIBOR USD + 0.180%), 07/25/2037 (b)	3,146,322	3,057,042
GSR Mortgage Loan Trust
2005-4F, 6.500%, 04/25/2020	56,433	57,253
2004-15F, 6.000%, 12/25/2034	3,160,830	3,262,673
2005-1F, 6.000%, 01/25/2035	31,472	32,630
2005-AR4, 4.356%, 07/25/2035 (e)	530,396	505,343

2005-6F, 5.250%, 07/25/2035	290,350	305,652
2005-7F, 6.000%, 09/25/2035	45,764	48,610
2005-AR5, 4.449%, 10/25/2035 (e)	727,649	740,585
2005-AR7, 4.432%, 11/25/2035 (e)	705,641	723,381
2006-2F, 5.750%, 02/25/2036	882,266	848,090
HarborView Mortgage Loan Trust
2006-6, 4.524%, 08/19/2036 (e)	805,444	763,341
HomeBanc Mortgage Trust
2006-1, 3.827%, 04/25/2037 (e)	534,473	505,750
Impac CMB Trust
2005-5, 2.930% (1 Month LIBOR USD + 0.500%), 08/25/2035 (b)	1,083,026	1,070,438
Impac Secured Assets CMN Owner Trust
2004-2, 4.133%, 08/25/2034 (g)	1,008,824	1,023,580
IndyMac IMSC Mortgage Loan Trust
2007-AR1, 3.840%, 06/25/2037 (e)	567,134	486,100
IndyMac INDA Mortgage Loan Trust
2007-AR1, 4.279%, 03/25/2037 (e)	623,362	602,899
IndyMac INDX Mortgage Loan Trust
2005-AR3, 3.923%, 04/25/2035 (e)	1,413,634	1,399,550
2005-AR23, 3.907%, 11/25/2035 (e)	1,795,336	1,702,058
2005-AR35, 3.701%, 02/25/2036 (e)	1,518,568	1,295,025
2006-AR3, 3.986%, 03/25/2036 (e)	8,799,948	8,109,107
2006-AR25, 3.567%, 09/25/2036 (e)	2,548,963	2,427,695
2006-AR25, 4.058%, 09/25/2036 (e)	2,977,580	2,573,284
Jefferies Resecuritization Trust
2009-R1, 4.432%, 11/27/2035 (a)(e)	1,712,805	1,741,483
JP Morgan Alternative Loan Trust
2006-S2, 6.050%, 05/25/2036 (g)	7,577	7,335
2006-A5, 3.705%, 10/25/2036 (e)	1,852,195	2,096,916
2008-R4, 6.000%, 12/27/2036 (a)	3,530,295	2,911,598
JP Morgan Mortgage Trust
2004-A6, 4.016%, 12/25/2034 (e)	338,237	325,902
2005-S3, 5.750%, 01/25/2036	69,733	54,127
JP Morgan Aquisition Trust
2007-CH1, 4.914%, 11/25/2036 (g)	6,735,004	6,867,567
JP Morgan Resecuritization Trust
2009-7, 5.440%, 07/27/2037 (a)(e)	583,004	588,706
Lehman Mortgage Trust
2005-2, 5.500%, 12/25/2035	2,232,471	1,910,796
2005-2, 5.750%, 12/25/2035	929,698	814,087
2005-3, 2.320% (1 Month LIBOR USD + 4.750%), 01/25/2036 (b)(h)(i)	1,340,339	168,988
2005-3, 2.930% (1 Month LIBOR USD + 0.500%), 01/25/2036 (b)	1,340,339	929,128
2005-3, 5.500%, 01/25/2036	336,889	281,909
2006-1, 5.500%, 02/25/2036	600,567	482,773
2006-2, 5.786%, 04/25/2036 (e)	49,540	43,970
2007-4, 5.750%, 05/25/2037	1,489,694	1,207,168
2007-4, 5.750%, 05/25/2037	3,254,981	2,637,663
2007-5, 5.750%, 06/25/2037	3,031,703	3,007,599
2007-5, 6.000%, 06/25/2037	3,157,078	1,802,573
2007-5, 6.000%, 06/25/2037	8,622,928	4,923,368
MASTR Adjustable Rate Mortgages Trust
2004-4, 4.264%, 05/25/2034 (e)	114,839	111,343
2004-14, 3.930% (1 Month LIBOR USD + 1.500%), 01/25/2035 (b)	505,737	512,295
2005-1, 4.219%, 02/25/2035 (e)	242,417	244,030
MASTR Alternative Loan Trust
2003-5, 5.929%, 08/25/2033 (e)	1,293,363	1,307,941
2003-7, 6.250%, 11/25/2033	460,935	487,197
2004-6, 5.500%, 07/25/2034	387,214	400,177
2004-6, 6.000%, 07/25/2034	330,327	353,444
2004-11, 6.500%, 10/25/2034	1,388,767	1,545,539
2005-2, 5.500%, 03/25/2035	2,000,000	2,221,205
2005-6, 5.500%, 12/25/2035	624,963	597,597
2006-3, 6.500%, 07/25/2036	1,326,547	858,652

MASTR Asset Securitization Trust
2002-NC1, 5.580% (1 Month LIBOR USD + 3.150%), 10/25/2032 (b)	294,505	295,469
2006-1, 2.880% (1 Month LIBOR USD + 0.450%), 05/25/2036 (b)	900,670	396,809
Merrill Lynch Mortgage Investors Trust MLCC
2006-3, 4.476%, 10/25/2036 (e)	945,977	956,369
Merrill Lynch Mortgage Investors Trust MLMI
2005-A5, 4.290%, 06/25/2035 (e)	806,610	814,628
2005-A7, 4.410%, 09/25/2035 (e)	9,193,813	8,479,477
Morgan Stanley Mortgage Loan Trust
2005-7, 5.500%, 11/25/2035	2,211,558	2,221,815
2005-7, 5.500%, 11/25/2035	413,237	403,632
2006-2, 5.664%, 02/25/2036 (e)	1,166,469	1,000,797
2006-2, 6.500%, 02/25/2036	1,204,510	953,194
2006-11, 6.000%, 08/25/2036	2,950,457	2,319,290
2006-11, 6.000%, 08/25/2036	2,302,772	2,155,070
2007-8XS, 6.000%, 04/25/2037 (e)	1,688,424	928,109
2007-3XS, 5.763%, 01/25/2047 (g)	8,090,845	4,044,933
Nomura Asset Acceptance Corp. Alternative Loan Trust
2005-WF1, 5.159%, 03/25/2035 (g)	265,577	276,461
2007-1, 5.669%, 03/25/2047 (g)	1,418,182	1,336,228
2007-1, 5.995%, 03/25/2047 (g)	1,430,900	1,347,875
Nomura Resecuritization Trust
2011-4RA, 2.768%, 12/26/2036 (a)(e)	11,289,050	11,085,086
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates
2005-5, 5.850%, 12/25/2035 (e)	648,210	665,388
Ownit Mortgage Loan Trust
2005-1, 3.525% (1 Month LIBOR USD + 1.095%), 09/25/2035 (b)	4,320,637	4,353,565
2006-2, 5.633%, 01/25/2037 (g)	1,057,816	1,065,745
Popular ABS Mortgage Pass-Through Trust
2004-4, 4.307%, 09/25/2034 (g)	1,556,068	1,557,411
RAAC Trust
2005-SP1, 6.000%, 09/25/2034	6,796	6,810
RALI Trust
2005-QS3, 5.000%, 03/25/2020	128,807	128,394
2007-QS4, 5.500%, 04/25/2022	425	425
2005-QS2, 5.500%, 02/25/2035	1,334,294	1,354,427
2005-QS6, 5.750%, 05/25/2035	4,311,505	4,271,235
2006-QA1, 5.739%, 01/25/2036 (e)	832,723	746,273
2006-QS1, 5.750%, 01/25/2036	411,382	402,338
2006-QS6, 6.000%, 06/25/2036	1,612,839	1,493,919
2006-QS6, 6.000%, 06/25/2036	828,411	767,329
2006-QS9, 3.130% (1 Month LIBOR USD + 0.700%), 07/25/2036 (b)	2,890,341	2,151,394
2006-QS13, 6.000%, 09/25/2036	4,430,234	4,003,223
2006-QS17, 2.780% (1 Month LIBOR USD + 0.350%), 12/25/2036 (b)	1,724,211	1,361,892
2006-QS17, 6.000%, 12/25/2036	683,903	639,141
2007-QS1, 5.750%, 01/25/2037	716,307	658,205
2007-QS1, 6.000%, 01/25/2037	2,222,902	2,071,993
2007-QS6, 6.000%, 04/25/2037	5,353,291	5,095,092
2007-QS9, 6.500%, 07/25/2037	5,464,231	5,112,147
2007-QS10, 6.500%, 09/25/2037	550,625	536,736
RAMP Trust
2006-RS6, 2.610% (1 Month LIBOR USD + 0.180%), 11/25/2035 (b)	541,711	548,659
RBSGC Mortgage Loan Trust
2005-A, 5.750%, 04/25/2035	1,602,220	1,601,795
RBSSP Resecuritization Trust
2009-7, 6.000%, 03/26/2036 (a)	6,719,884	5,454,231
Renaissance Home Equity Loan Trust
2005-1, 5.016%, 05/25/2035 (g)	658,604	678,218
Resecuritization Pass-Through Trust
2005-8R, 6.000%, 10/25/2034	4,321,247	4,404,120
Residential Asset Securitization Trust
2004-R2, 5.500%, 08/25/2034	3,066,709	3,166,092
2005-A5, 5.500%, 05/25/2035	1,670,833	1,582,490
2005-A8CB, 5.000%, 07/25/2035	23,502,370	20,116,245
2005-A8CB, 5.375%, 07/25/2035	3,133,640	2,749,902
2005-A11, 4.850%, 10/25/2035	4,306,433	2,790,451

2005-A11, 5.500%, 10/25/2035	422,082	395,365
2005-A11, 6.000%, 10/25/2035	490,188	359,829
2006-A5CB, 6.000%, 06/25/2036	2,722,372	1,906,466
2006-A10, 3.080% (1 Month LIBOR USD + 0.650%), 09/25/2036 (b)	13,169,958	5,497,177
2006-A10, 3.420% (1 Month LIBOR USD + 5.850%), 09/25/2036 (b)(h)(i)	13,169,958	3,517,730
2006-A15, 3.030% (1 Month LIBOR USD + 0.600%), 01/25/2037 (b)	19,928,256	8,511,940
2006-A15, 3.220% (1 Month LIBOR USD + 5.650%), 01/25/2037 (b)(h)(i)	19,928,256	4,398,196
RFMSI Trust
2005-SA4, 4.624%, 09/25/2035 (e)	1,860,559	1,862,301
2005-SA4, 4.631%, 09/25/2035 (e)	2,870,964	2,599,407
2005-S8, 5.500%, 11/25/2035	4,321,157	4,208,632
2006-S1, 5.750%, 01/25/2036	2,545,479	2,002,324
2006-S2, 5.750%, 02/25/2036	5,129,501	4,828,582
2006-S3, 5.500%, 03/25/2036	4,716,325	4,570,703
2006-S4, 6.000%, 04/25/2036	4,051,331	4,015,351
2006-S5, 6.000%, 06/25/2036	170,669	170,884
2006-S5, 6.000%, 06/25/2036	849,607	850,679
2006-S5, 6.000%, 06/25/2036	3,560,507	3,565,003
2006-S5, 6.000%, 06/25/2036	442,508	444,653
2006-S6, 6.000%, 07/25/2036	278,539	278,828
2006-S6, 6.000%, 07/25/2036	1,338,675	1,340,063
2006-S7, 6.250%, 08/25/2036	2,312,302	2,222,707
2006-S7, 6.500%, 08/25/2036	1,382,436	1,341,169
2006-S9, 5.750%, 09/25/2036	2,846,464	2,741,537
2007-S7, 6.000%, 07/25/2037	3,209,910	3,134,095
Specialty Underwriting & Residential Finance Trust
2006-BC2, 3.640%, 02/25/2037 (g)	1,003,099	560,961
STARM Mortgage Loan Trust
2007-S1, 4.776%, 01/25/2037 (e)	889,343	839,545
2007-1, 4.704%, 02/25/2037 (e)	12,059,681	11,527,543
2007-2, 4.554%, 04/25/2037 (e)	929,106	689,138
Structured Adjustable Rate Mortgage Loan Trust
2005-12, 4.583%, 06/25/2035 (e)	1,096,595	1,002,043
2005-21, 3.900%, 11/25/2035 (e)	665,073	634,393
2005-21, 4.263%, 11/25/2035 (e)	4,050,587	3,434,519
2006-1, 4.189%, 02/25/2036 (e)	913,750	880,144
2006-1, 4.208%, 02/25/2036 (e)	1,963,142	1,836,482
2006-4, 3.978%, 05/25/2036 (e)	1,085,505	939,315
2006-12, 4.217%, 01/25/2037 (e)	1,128,433	1,021,673
2007-9, 4.112% (6 Month LIBOR USD + 1.500%), 10/25/2037 (b)	1,391,645	1,286,537
Structured Asset Securities Corp. Trust
2004-18H, 4.750%, 10/25/2034	661,873	695,851
2005-10, 5.400%, 06/25/2035	1,160,042	1,139,600
Suntrust Alternative Loan Trust
2005-1F, 5.750%, 12/25/2035	2,083,456	2,071,108
2005-1F, 6.000%, 12/25/2035	4,648,061	4,664,420
2005-1F, 6.500%, 12/25/2035	5,441,290	5,415,502
TBW Mortgage-Backed Trust
2006-2, 5.500%, 07/25/2036	152,946	91,963
WaMu Mortgage Pass-Through Certificates Trust
2003-S4, 5.629%, 06/25/2033 (e)	2,630,851	2,667,682
2004-S2, 6.000%, 06/25/2034	114,348	121,349
2006-AR16, 3.711%, 12/25/2036 (e)	1,270,156	1,208,047
2007-HY5, 3.964%, 05/25/2037 (e)	2,852,520	2,787,135
2007-HY7, 3.796%, 07/25/2037 (e)	450,063	386,283
Washington Mutual Mortgage Pass-Through Certificates WMALT
2005-6, 6.500%, 08/25/2035	596,959	573,771
2005-9, 5.500%, 11/25/2035	804,068	777,992
2006-8, 4.453%, 10/25/2036 (g)	2,946,769	1,732,804
2007-HY2, 3.919%, 04/25/2037 (e)	2,066,319	1,509,283
2007-OC2, 2.740% (1 Month LIBOR USD + 0.310%), 06/25/2037 (b)	5,518,457	5,297,853
Wells Fargo Alternative Loan Trust
2005-1, 5.500%, 02/25/2035	1,742,193	1,748,895
2005-1, 5.500%, 02/25/2035	1,195,682	1,205,328

2007-PA1, 6.000%, 03/25/2037	1,450,095	1,374,207
2007-PA6, 4.720%, 12/28/2037 (e)	10,021,199	9,996,984
Wells Fargo Mortgage Backed Securities Trust
2005-AR4, 5.104%, 04/25/2035 (e)	452,261	462,624
2005-AR5, 5.222%, 04/25/2035 (e)	744,320	761,045
2005-AR15, 4.729%, 09/25/2035 (e)	3,101,482	3,211,817
2005-7, 5.250%, 09/25/2035	508,216	514,281
2005-AR16, 4.834%, 10/25/2035 (e)	825,732	846,130
2005-9, 5.500%, 10/25/2035	720,179	754,608
2005-12, 5.500%, 11/25/2035	885,516	893,374
2006-AR1, 5.180%, 03/25/2036 (e)	3,702,305	3,712,319
2006-4, 3.130% (1 Month LIBOR USD + 0.700%), 04/25/2036 (b)	324,640	315,534
2006-4, 5.750%, 04/25/2036	695,338	696,287
2006-AR10, 4.832%, 07/25/2036 (e)	1,255,241	1,277,122
2006-11, 6.000%, 09/25/2036	451,642	442,075
2006-AR18, 4.758%, 11/25/2036 (e)	218,286	219,108
2007-2, 5.750%, 03/25/2037	1,417,068	1,382,023
2007-AR3, 5.201%, 04/25/2037 (e)	2,025,714	2,031,096
2007-10, 6.000%, 07/25/2037	1,873,694	1,889,291
2007-10, 6.000%, 07/25/2037	688,407	694,137
2007-11, 6.000%, 08/25/2037	1,516,663	1,528,194
2007-12, 5.500%, 09/25/2037	633,294	643,987
2007-13, 6.000%, 09/25/2037	489,393	492,587
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $685,190,002)		672,586,115

NON-AGENCY COMMERICAL MORTGAGE BACKED SECURITIES - 17.81%
Aventura Mall Trust
2018-AVM, 4.112%, 07/05/2040 (a)(e)	5,000,000	5,486,465
BANK
2017-BNK8, 0.746%, 11/15/2050 (e)(i)	37,552,755	1,949,623
2019-BNK16, 0.970%, 02/15/2052 (e)(i)	40,587,194	2,986,467
2019-BNK17, 0.568%, 04/15/2052 (e)(i)	123,653,000	6,413,733
2018-BNK14, 0.525%, 09/15/2060 (e)(i)	96,800,961	3,615,342
2018-BNK14, 4.185%, 09/15/2060	6,500,000	7,094,118
2018-BNK11, 0.497%, 03/15/2061 (e)(i)	29,445,582	1,084,507
2018-BNK12, 0.343%, 05/15/2061 (e)(i)	73,262,832	1,730,263
2018-BNK13, 0.518%, 08/15/2061 (e)(i)	53,218,310	1,853,322
2018-BNK13, 4.193%, 08/15/2061 (e)	5,500,000	5,961,854
2018-BNK15, 4.285%, 11/15/2061	5,000,000	5,488,206
Barclays Commercial Mortgage Trust
2019-C3, 0.776%, 05/15/2052 (e)(i)	56,340,000	3,899,967
BENCHMARK Mortgage Trust
2018-B4, 4.059%, 07/15/2051	5,000,000	5,420,798
2018-B2, 0.428%, 02/15/2051 (e)(i)	124,881,627	3,429,886
2018-B3, 0.650%, 04/10/2051 (e)(i)	105,065,440	4,257,115
2018-B6, 0.444%, 10/10/2051 (e)(i)	78,654,304	2,349,585
2019-B9, 1.049%, 03/15/2052 (e)(i)	30,054,494	2,491,352
2019-B9, 4.267%, 03/15/2052 (e)	1,500,000	1,634,962
2018-B7, 0.449%, 05/15/2053 (e)(i)	115,619,314	3,827,578
CCUBS Commercial Mortgage Trust
2017-C1, 0.290%, 11/15/2050 (e)(i)	40,062,667	973,811
2017-C1, 1.016%, 11/15/2050 (e)(i)	31,383,042	1,927,594
CD Mortgage Trust
2017-CD3, 0.577%, 02/10/2050 (e)(i)	61,857,000	2,646,236
2017-CD5, 3.220%, 08/15/2050	5,000,000	5,161,382
2018-C7, 4.213%, 08/15/2051	3,236,000	3,535,559
CGMS Commercial Mortgage Trust
2017-B1, 0.213%, 08/15/2050 (e)(i)	38,016,000	646,956
Citigroup Commercial Mortgage Trust
2013-GC17, 5.111%, 11/10/2046 (e)	5,000,000	5,376,432
2014-GC19, 5.092%, 03/10/2047 (e)	2,757,579	2,953,716
2017-GC37, 3.576%, 04/10/2049	3,500,000	3,629,184
2016-C1, 4.117%, 05/10/2049	3,000,000	3,177,020
2016-C1, 4.952%, 05/10/2049 (e)	5,340,000	5,795,713

2017-P7, 0.533%, 04/14/2050 (e)(i)	45,124,000	1,944,786
2017-C4, 0.302%, 10/12/2050 (e)(i)	42,746,500	974,838
2017-C4, 1.115%, 10/12/2050 (e)(i)	21,476,772	1,465,541
2017-C4, 3.297%, 10/12/2050	4,500,000	4,650,023
2018-B2, 0.394%, 03/10/2051 (e)(i)	49,202,000	1,647,598
2018-C5, 0.214%, 06/10/2051 (a)(e)(i)	28,400,000	775,905
2018-C5, 0.602%, 06/10/2051 (e)(i)	70,097,147	3,518,295
2018-C5, 4.148%, 06/10/2051 (e)	4,000,000	4,355,420
2018-C6, 0.790%, 11/10/2051 (e)(i)	22,587,013	1,398,802
2018-C6, 4.343%, 11/10/2051	5,000,000	5,484,681
COMM Mortgage Trust
2013-CR13, 4.899%, 11/10/2046 (e)	2,000,000	2,156,194
2014-CR15, 4.750%, 02/10/2047 (e)	5,500,000	5,897,732
2014-CR16, 4.582%, 04/10/2047	4,664,000	4,940,318
2014-CR18, 4.456%, 07/15/2047 (e)	4,550,700	4,808,341
2013-CR11, 0.936%, 08/10/2050 (e)(i)	52,032,103	1,835,812
CSAIL Commercial Mortgage Trust
2015-C1, 0.500%, 04/15/2050 (a)(e)(i)	62,192,000	1,532,050
2017-C8, 0.378%, 06/15/2050 (e)(i)	74,773,000	2,077,792
2018-C14, 4.359%, 11/15/2051 (e)	8,000,000	8,721,242
DBJPM Mortgage Trust
2017-C6, 0.251%, 06/10/2050 (e)(i)	97,787,000	2,175,771
GS Mortgage Securities Trust
2017-FARM, 3.541%, 01/10/2043 (a)(e)	9,135,000	9,580,527
2011-GC3, 4.753%, 03/10/2044 (a)	8,291,281	8,515,512
2017-GS8, 0.384%, 11/10/2050 (e)(i)	44,642,000	1,420,008
2019-GC38, 1.836%, 02/10/2052 (a)(e)(i)	20,916,000	3,239,376
2019-GC39, 1.781%, 05/10/2052 (a)(e)(i)	8,215,000	1,111,982
GS Mortgage Securities Trust Corp. II
2015-GC30, 4.012%, 05/10/2050 (e)	2,325,000	2,420,493
2018-GS10, 4.106%, 07/10/2051 (e)	5,000,000	5,419,468
JP Morgan Chase Commercial Mortgage Securities Trust
2012-CBX, 5.191%, 06/15/2045 (e)	6,680,000	6,930,702
2011-C4, 4.801%, 07/15/2046 (a)	2,585,000	2,681,740
2015-JP1, 4.722%, 01/15/2049 (e)	4,285,000	4,539,439
2016-NINE, 2.854%, 09/06/2038 (a)(e)	7,000,000	6,905,168
2007-CB20, 0.000%, 02/15/2051 (a)(d)(e)(i)	12,939,952	130
JPMBB Commercial Mortgage Securities Trust
2015-C28, 3.532%, 10/15/2048	5,000,000	5,133,810
2015-C32, 0.500%, 11/15/2048 (a)(e)(i)	23,066,000	630,447
2015-C33, 3.562%, 12/15/2048	5,561,000	5,784,183
JPMCC Commercial Mortgage Securities Trust
2017-JP6, 0.702%, 07/15/2050 (e)(i)	68,830,000	3,328,584
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.653%, 06/15/2051 (e)(i)	47,256,054	2,027,346
Morgan Stanley Bank of America Merrill Lynch Trust
2013-C12, 4.482%, 10/15/2046 (e)	5,000,000	5,344,128
2015-C27, 4.529%, 12/15/2047 (e)	3,000,000	3,226,128
2015-C25, 4.527%, 10/15/2048 (e)	4,000,000	4,230,828
2016-C31, 1.316%, 11/15/2049 (a)(e)(i)	21,212,500	1,798,833
2015-C23, 4.131%, 07/15/2050 (e)	3,595,000	3,783,731
Morgan Stanley Capital I Trust
2016-BNK2, 0.547%, 11/15/2049 (e)(i)	42,650,000	1,604,408
2018-H3, 0.359%, 07/15/2051 (e)(i)	135,712,000	4,280,560
2018-H3, 0.838%, 07/15/2051 (e)(i)	62,840,634	3,685,804
2018-H3, 4.120%, 07/15/2051	5,000,000	5,419,956
2019-L2, 0.626%, 03/15/2052 (e)(i)	127,093,000	7,224,958
UBS Commercial Mortgage Trust
2017-C1, 0.893%, 06/15/2050 (e)(i)	13,000,000	856,858
2017-C3, 0.371%, 08/15/2050 (e)(i)	67,762,500	2,300,171
2017-C6, 0.365%, 12/15/2050 (e)(i)	63,420,500	2,267,594
2017-C7, 0.366%, 12/15/2050 (e)(i)	170,396,000	4,951,827
2018-C10, 0.962%, 05/15/2051 (e)(i)	48,705,103	3,235,485
2018-C11, 0.260%, 06/15/2051 (e)(i)	143,441,000	3,819,719

2018-C11, 0.808%, 06/15/2051 (e)(i)	49,677,370	2,796,195
2018-C11, 4.118%, 06/15/2051	5,000,000	5,396,378
2018-C12, 0.231%, 08/15/2051 (e)(i)	139,858,000	3,680,153
2018-C12, 0.832%, 08/15/2051 (e)(i)	49,769,503	3,078,373
2018-C12, 4.195%, 08/15/2051	5,000,000	5,421,455
2018-C13, 0.272%, 10/15/2051 (e)(i)	128,678,000	3,786,492
2018-C13, 4.241%, 10/15/2051	3,000,000	3,253,678
2018-C14, 0.304%, 12/15/2051 (e)(i)	114,392,000	3,502,603
UBS-Barclays Commercial Mortgage Trust
2012-C3, 4.365%, 08/10/2049 (a)(e)	6,000,000	6,268,838
2012-C2, 1.319%, 05/10/2063 (a)(e)(i)	24,795,048	854,291
Wells Fargo Commercial Mortgage Trust
2015-NXS1, 3.658%, 05/15/2048 (e)	1,320,000	1,346,150
2016-LC24, 1.012%, 10/15/2049 (e)(i)	36,969,489	2,422,060
2017-RB1, 0.718%, 03/15/2050 (e)(i)	38,474,561	2,060,567
2017-C42, 0.328%, 12/15/2050 (e)(i)	116,750,000	3,292,747
2018-C44, 0.761%, 05/15/2051 (e)(i)	95,912,464	5,155,678
2018-C45, 4.147%, 06/15/2051	5,388,000	5,846,322
2018-C46, 0.948%, 08/15/2051 (e)(i)	41,479,780	2,528,641
2018-C46, 4.086%, 08/15/2051	5,040,000	5,461,285
2018-C48, 0.243%, 01/15/2052 (e)(i)	138,642,000	3,433,483
2018-C48, 0.956%, 01/15/2052 (e)(i)	48,265,009	3,541,199
2018-C48, 4.245%, 01/15/2052	7,000,000	7,656,179
2019-C49, 0.604%, 03/15/2052 (e)(i)	125,812,000	6,885,653
2019-C49, 3.933%, 03/15/2052	5,000,000	5,385,611
2019-C49, 4.546%, 03/15/2052	4,647,000	4,999,115
2019-C50, 1.050%, 05/15/2052 (e)(i)	36,427,311	2,889,556
2019-C50, 3.635%, 05/15/2052	5,000,000	5,290,027
2015-C30, 4.067%, 09/15/2058 (e)	9,000,000	9,542,039
2015-C30, 4.400%, 09/15/2058 (e)	2,100,000	2,234,166
2018-C47, 0.159%, 09/15/2061 (e)(i)	164,144,000	2,689,253
2018-C47, 0.627%, 09/15/2061 (e)(i)	61,598,596	2,958,229
2018-C47, 4.365%, 09/15/2061	5,625,000	6,193,565
WFRBS Commercial Mortgage Trust
2011-C5, 5.669%, 11/15/2044 (a)(e)	5,695,000	6,028,984
2013-UBS1, 4.741%, 03/15/2046 (e)	7,500,000	8,147,993
TOTAL NON-AGENCY COMMERICAL MORTGAGE BACKED SECURITIES (Cost $428,537,436)		438,886,748

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 6.40%
Freddie Mac Multifamily Structured Pass Through Certificates
K014, 1.323%, 04/25/2021 (e)(i)	92,317,136	1,719,148
K018, 1.481%, 01/25/2022 (e)(i)	61,295,479	1,693,508
K019, 1.748%, 03/25/2022 (e)(i)	90,036,960	3,462,416
K021, 1.568%, 06/25/2022 (e)(i)	73,290,395	2,738,364
K723, 1.072%, 08/25/2023 (e)(i)	74,496,994	2,399,593
K723, 0.975%, 09/25/2023 (e)(i)	61,645,000	2,079,834
K726, 1.017%, 04/25/2024 (e)(i)	27,650,794	957,000
K728, 0.532%, 08/25/2024 (e)(i)	64,843,201	1,227,184
K729, 0.491%, 10/25/2024 (e)(i)	53,604,898	902,283
K042, 1.180%, 12/25/2024 (e)(i)	81,194,424	4,056,823
K734, 0.787%, 02/25/2026 (e)(i)	65,282,153	2,479,031
K061, 0.045%, 11/25/2026 (e)(i)	72,512,000	481,255
K062, 0.299%, 12/25/2026 (e)(i)	79,423,000	1,176,723
K063, 0.424%, 01/25/2027 (e)(i)	103,130,517	2,077,265
K064, 0.743%, 03/25/2027 (e)(i)	74,437,333	3,071,009
K065, 0.688%, 05/25/2027 (e)(i)	57,193,000	2,376,186
K066, 0.890%, 06/25/2027 (e)(i)	31,937,296	1,661,056
KW03, 0.983%, 06/25/2027 (e)(i)	16,350,967	849,390
K067, 0.713%, 07/25/2027 (e)(i)	40,904,435	1,709,965
K068, 0.567%, 08/25/2027 (e)(i)	25,636,440	815,211
K069, 0.496%, 09/25/2027 (e)(i)	30,975,890	872,055
K070, 0.457%, 11/25/2027 (e)(i)	38,611,201	992,026
K072, 0.495%, 12/25/2027 (e)(i)	61,713,285	1,759,298
K073, 0.203%, 01/25/2028 (e)(i)	54,203,000	1,040,947
K074, 0.427%, 01/25/2028 (e)(i)	208,147,251	5,156,598

K073, 0.435%, 01/25/2028 (e)(i)	157,132,917	3,985,299
KW06, 0.238%, 06/25/2028 (e)(i)	598,977,467	6,686,026
K080, 0.265%, 07/25/2028 (e)(i)	432,431,480	5,704,766
K081, 0.211%, 08/25/2028 (e)(i)	156,590,263	1,471,275
K081, 3.900%, 08/25/2028 (e)	5,750,000	6,286,118
K084, 0.331%, 10/25/2028 (e)(i)	340,147,418	6,504,911
K088, 0.653%, 01/25/2029 (e)(i)	149,989,251	6,654,438
K089, 0.600%, 01/25/2029(e)(i)	53,965,000	2,263,173
K090, 0.706%, 02/25/2029 (e)(i)	77,995,386	4,730,841
K091, 0.486%, 03/25/2029 (e)(i)	53,659,000	2,420,820
K092, 3.015%, 04/25/2029	5,000,000	4,999,715
K092, 3.298%, 04/25/2029	7,000,000	7,209,874
K1511, 3.279%, 10/25/2030	12,270,000	12,766,272
K152, 1.102%, 01/25/2031 (e)(i)	31,250,789	2,587,106
K155, 0.256%, 04/25/2033 (e)(i)	248,097,634	4,222,870
K1511, 0.930%, 03/25/2034 (e)(i)	43,200,000	3,591,661
K090, 0.621%, 03/25/2029 (e)(i)	50,517,000	2,820,339
FREMF Mortgage Trust
2013-K27, 3.496%, 01/25/2046 (a)(e)	7,000,000	7,219,353
2011-K12, 4.345%, 01/25/2046 (a)(e)	5,700,000	5,829,208
2015-K43, 3.734%, 02/25/2048 (a)(e)	3,446,743	3,533,784
2015-K45, 3.590%, 04/25/2048 (a)(e)	3,100,000	3,161,096
2019-K734, 4.052%, 02/25/2051 (a)(e)	5,000,000	5,185,958
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $141,347,815)		157,589,071

MUNICIPAL BONDS - 25.07%
Alabama - 0.20%
Lower Alabama Gas District
5.000%, 09/01/2034	4,000,000	5,034,760
Alaska - 0.06%
Borough of North Slope, AK
5.426%, 06/30/2023	1,260,000	1,379,599
Arizona - 0.22%
City of Phoenix Civic Improvement Corp.
5.500%, 07/01/2031	840,000	1,129,119
5.500%, 07/01/2033	1,010,000	1,393,810
5.500%, 07/01/2034	665,000	927,376
Tempe Industrial Development Authority
4.000%, 10/01/2023 (a)	2,000,000	2,018,440
		5,468,745
California - 4.98%
Alvord Unified School District
0.000%, 08/01/2046	1,720,000	1,891,226
California School Finance Authority
6.000%, 07/15/2019 (a)	5,000,000	5,000,700
Citrus Community College District
0.000%, 06/01/2033	1,000,000	683,770
City of Industry, CA
4.000%, 01/01/2028	2,860,000	3,065,005
City of Los Angeles Department of Airports
6.582%, 05/15/2039	1,175,000	1,566,874
City of Los Angeles, CA
3.000%, 09/01/2026	4,320,000	4,495,349
3.550%, 09/01/2031	3,000,000	3,178,590
City of Oakland, CA
3.000%, 01/15/2027	3,100,000	3,186,893
City of Sacramento, CA Transient Occupancy Tax Revenue
3.858%, 06/01/2025	3,320,000	3,510,867
City of South Lake Tahoe, CA
4.000%, 06/01/2027	1,600,000	1,694,976
City of Union City, CA
0.000%, 07/01/2025	2,105,000	1,731,363
Coachella Valley Unified School District
0.000%, 08/01/2034	1,100,000	716,793

County of Marin, CA
5.410%, 08/01/2026	9,495,000	10,951,058
County of San Diego, CA
6.029%, 08/15/2026	815,000	937,315
County of Sonoma, CA
6.000%, 12/01/2029	10,075,000	12,076,802
Fullerton Public Financing Authority
7.750%, 05/01/2031	1,490,000	1,903,877
Monrovia School Facilities Grant Financing Authority
7.000%, 06/01/2027	2,140,000	2,626,978
M-S-R Energy Authority
7.000%, 11/01/2034	3,500,000	5,235,335
Norwalk-La Mirada Unified School District
0.000%, 08/01/2038	4,200,000	2,179,002
Oakland Alameda County Coliseum Authority
3.643%, 02/01/2025	3,000,000	3,159,810
Palmdale Elementary School District
0.000%, 08/01/2029	540,000	420,752
Peralta Community College District
0.000%, 08/05/2031	4,050,000	3,340,724
Placentia-Yorba Linda Unified School District
0.000%, 08/01/2035	7,600,000	4,771,964
Pomona Redevelopment Agency Successor Agency
3.837%, 02/01/2025	4,260,000	4,562,545
3.930%, 02/01/2026	7,020,000	7,596,061
Poway Unified School District
0.000%, 08/01/2034	5,360,000	3,609,531
San Diego Tobacco Settlement Revenue Funding Corp.
3.435%, 06/01/2023	2,155,000	2,194,264
San Diego Unified School District
0.000%, 07/01/2036	7,895,000	4,878,163
Santa Ana Community Redevelopment Agency Successor Agency
3.753%, 09/01/2025	2,500,000	2,676,825
3.867%, 09/01/2026	4,000,000	4,330,800
University of California
4.601%, 05/15/2031	9,705,000	11,139,011
Yosemite Community College District
0.000%, 08/01/2038	6,110,000	3,477,262
		122,790,485
Colorado - 0.06%
Colorado Educational & Cultural Facilities Authority
3.285%, 03/01/2028	1,000,000	1,035,420
Colorado Health Facilities Authority
5.000%, 12/01/2019	325,000	325,754
		1,361,174
Connecticut - 0.06%
Harbor Point Infrastructure Improvement District
12.500%, 04/01/2039	1,275,000	1,376,235
District of Columbia - 0.55%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
8.000%, 10/01/2047	8,380,000	13,642,556
Florida - 0.58%
City of Gainesville, FL
0.000%, 10/01/2027	4,610,000	3,589,208
0.000%, 10/01/2028	1,300,000	970,879
County of Miami-Dade, FL
0.000%, 10/01/2034	1,345,000	1,872,845
County of Miami-Dade, FL Aviation Revenue
3.175%, 10/01/2028	2,600,000	2,674,048
3.275%, 10/01/2029	1,700,000	1,756,763
Greater Orlando Aviation Authority
5.000%, 10/01/2042	1,850,000	2,164,519
Seminole County Industrial Development Authority
10.000%, 12/28/2021 (a)(d)	325,000	406,110
12.500%, 12/28/2021 (a)(d)	580,000	773,424
		14,207,796

Georgia - 0.35%
Medical Center Hospital Authority
4.875%, 08/01/2022	7,020,000	7,428,704
State of Georgia
3.500%, 07/01/2029	1,000,000	1,068,980
		8,497,684
Idaho - 0.29%
Idaho Energy Resources Authority
2.772%, 09/01/2026	7,200,000	7,264,008
Illinois - 1.08%
Boone Mchenry & Dekalb Counties Community Unit School District No. 100
0.000%, 12/01/2022	660,000	615,701
Chicago Board of Education
0.000%, 12/01/2022	2,025,000	1,881,266
Chicago O'Hare International Airport
5.000%, 01/01/2037	1,000,000	1,156,320
City of Chicago, IL Waterworks Revenue
5.750%, 11/01/2030	2,485,000	3,141,239
Illinois Finance Authority
3.548%, 08/15/2029	1,500,000	1,544,520
Metropolitan Pier & Exposition Authority
0.000%, 06/15/2033	5,075,000	3,194,053
Metropolitan Water Reclamation District of Greater Chicago
5.000%, 12/01/2041	2,570,000	2,945,528
Regional Transportation Authority
6.000%, 07/01/2033	5,000,000	6,744,100
South Suburban College Community School District No. 510
0.000%, 12/01/2022	1,000,000	929,020
Southwestern Illinois Development Authority
7.030%, 04/15/2032	675,000	699,671
State of Illinois
5.750%, 01/01/2037	3,000,000	3,509,610
Will County Elementary School District No. 122
5.250%, 10/01/2023	220,000	221,881
		26,582,909
Indiana - 0.44%
Indiana Municipal Power Agency
5.000%, 01/01/2039	2,800,000	3,271,520
Indianapolis Board of School Commissioners
3.800%, 07/15/2030	5,000,000	5,370,450
Northern Indiana Commuter Transportation District
5.000%, 07/01/2035	1,770,000	2,078,157
		10,720,127
Kentucky - 0.33%
County of Warren, KY
3.921%, 12/01/2031	825,000	885,464
4.397%, 12/01/2038	1,500,000	1,684,650
Kentucky Higher Education Student Loan Corp.
3.690%, 06/01/2023	2,000,000	2,088,520
3.860%, 06/01/2025	2,000,000	2,124,280
Kentucky State Property & Building Commission
5.000%, 02/01/2032	1,150,000	1,328,365
		8,111,279
Louisiana - 0.78%
City of New Orleans, LA
8.800%, 12/01/2039	1,000,000	1,030,950
State of Louisiana
5.000%, 03/01/2039	15,000,000	18,248,400
		19,279,350
Massachusetts - 0.37%
Massachusetts Educational Financing Authority
3.455%, 07/01/2028	2,000,000	2,088,360
3.831%, 07/01/2024	4,215,000	4,454,623

Massachusetts Port Authority
5.000%, 07/01/2042	1,500,000	1,760,325
Massachusetts State College Building Authority
5.932%, 05/01/2040	550,000	706,849
		9,010,157
Michigan - 1.30%
Chippewa Valley Schools
5.000%, 05/01/2039	3,800,000	4,614,758
5.000%, 05/01/2040	3,975,000	4,807,365
Detroit City School District
7.747%, 05/01/2039	6,020,000	8,683,489
Michigan Finance Authority
2.610%, 11/01/2025	2,180,000	2,147,191
2.710%, 11/01/2026	4,105,000	4,009,518
6.396%, 09/01/2024	1,980,000	2,347,666
Ypsilanti School District
2.620%, 05/01/2023	5,500,000	5,537,565
		32,147,552
Mississippi - 0.57%
State of Mississippi
3.851%, 11/01/2027	4,000,000	4,349,680
5.000%, 10/15/2037	7,925,000	9,586,952
		13,936,632
Missouri - 0.68%
Jackson County School District
6.000%, 03/01/2038	2,500,000	3,331,475
Kansas City Land Clearance Redevelopment Authority
6.400%, 10/15/2040 (a)	8,000,000	8,367,520
St. Louis School District
5.950%, 04/01/2024	235,000	272,480
6.450%, 04/01/2028	3,800,000	4,834,170
		16,805,645
Nebraska - 0.29%
Central Plains Energy Project
5.000%, 09/01/2034	5,700,000	7,174,533
Nevada - 0.19%
Clark County School District
5.510%, 06/15/2024	4,255,000	4,668,756
New Jersey - 1.64%
New Jersey Economic Development Authority
0.000%, 02/15/2025	18,446,000	15,554,405
New Jersey Educational Facilities Authority
2.504%, 07/01/2023	1,355,000	1,354,675
New Jersey Institute of Technology
3.323%, 07/01/2024	2,985,000	3,026,223
New Jersey Transportation Trust Fund Authority
0.000%, 12/15/2027	11,110,000	9,060,649
6.104%, 12/15/2028	10,960,000	11,411,223
		40,407,175
New York - 1.81%
Dutchess County Local Development Corp.
4.550%, 07/01/2022	1,055,000	1,098,065
Fiscal Year 2005 Securitization Corp.
4.930%, 04/01/2020	2,115,000	2,133,126
Monroe County Industrial Development Corp.
3.622%, 07/01/2024	2,525,000	2,653,447
New York City Transitional Finance Authority Building Aid Revenue
4.800%, 07/15/2026	4,000,000	4,466,040
New York City Transitional Finance Authority Future Tax Secured Revenue
3.150%, 11/01/2025	1,075,000	1,113,635
3.500%, 08/01/2027	12,000,000	12,659,760
3.590%, 08/01/2027	7,000,000	7,430,570

New York Liberty Development Corp.
5.250%, 10/01/2035	1,000,000	1,317,990
New York State Dormitory Authority
5.096%, 08/01/2034	3,125,000	3,535,531
New York State Environmental Facilities Corp.
2.620%, 01/15/2024	700,000	709,800
New York State Urban Development Corp.
3.420%, 03/15/2028	3,580,000	3,789,967
Port Authority of New York & New Jersey
6.040%, 12/01/2029	2,790,000	3,620,583
		44,528,514
Ohio - 0.58%
County of Cuyahoga, OH
2.876%, 07/01/2025	1,000,000	1,026,680
2.976%, 07/01/2026	3,000,000	3,085,500
JobsOhio Beverage System
4.532%, 01/01/2035	8,080,000	9,414,089
Sycamore Community City School District
5.850%, 12/01/2028	590,000	728,502
		14,254,771
Oklahoma - 0.66%
Midwest City Economic Development Authority
3.550%, 02/01/2025	1,060,000	1,115,883
Oklahoma City Economic Development Trust
3.154%, 08/01/2025	2,500,000	2,584,550
Oklahoma County Metro Technology Centers School District No. 22
3.050%, 06/01/2028	9,000,000	9,261,900
Oklahoma Development Finance Authority
5.450%, 08/15/2028	3,015,000	3,385,242
		16,347,575
Oregon - 0.57%
Oregon School Boards Association
5.680%, 06/30/2028	10,000,000	12,057,800
Washington County School District No. 15
5.909%, 06/15/2026	1,695,000	2,039,136
		14,096,936
Pennsylvania - 1.49%
Berks County Industrial Development Authority
3.950%, 05/15/2024	720,000	736,747
4.450%, 05/15/2027	800,000	825,648
Carbon County Hospital Authority
3.377%, 11/15/2023	1,000,000	1,045,620
3.677%, 11/15/2025	1,000,000	1,061,070
City of York, PA
0.000%, 02/01/2023	740,000	678,387
Pennsylvania Economic Development Financing Authority
5.000%, 12/31/2030	1,000,000	1,149,650
5.201%, 06/15/2020	1,290,000	1,318,909
Pennsylvania Turnpike Commission
5.000%, 06/01/2042	5,000,000	5,762,650
6.000%, 12/01/2030	3,070,000	3,989,220
6.250%, 06/01/2033	5,295,000	6,714,854
6.375%, 12/01/2038	3,850,000	5,021,093
Philadelphia Authority for Industrial Development
0.000%, 04/15/2022	6,437,000	5,936,266
Union County Hospital Authority
3.800%, 08/01/2023	1,350,000	1,377,473
4.400%, 08/01/2028	1,060,000	1,120,600
		36,738,187
Puerto Rico - 0.29%
Children's Trust Fund
5.375%, 05/15/2033	4,755,000	4,802,264
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.000%, 07/01/2027	3,237,000	2,457,822
		7,260,086

South Carolina - 0.31%
Commission of Public Works, City of Greer
5.500%, 09/01/2032	2,000,000	2,686,960
South Carolina Public Service Authority
2.388%, 12/01/2023	5,000,000	4,948,300
		7,635,260
Tennessee - 0.26%
Memphis-Shelby County Airport Authority
5.000%, 07/01/2038	1,490,000	1,765,322
Memphis-Shelby County Industrial Development Board
4.700%, 07/01/2027	250,000	264,790
State of Tennessee
4.182%, 08/01/2031	4,000,000	4,454,000
		6,484,112
Texas - 2.93%
City of Dallas, TX
0.000%, 02/15/2026	2,525,000	2,076,408
0.000%, 02/15/2030	1,910,000	1,331,652
City of El Paso, TX
6.018%, 08/15/2035	3,000,000	3,922,440
City of Houston, TX
5.508%, 03/01/2036	2,400,000	3,051,384
6.290%, 03/01/2032	5,580,000	6,849,227
City of Houston, TX Airport System Revenue
6.880%, 01/01/2028	500,000	601,515
City of Irving, TX
7.375%, 08/15/2044	3,500,000	3,758,825
County of Galveston, TX
5.905%, 02/01/2029	5,005,000	5,794,989
El Paso Independent School District
1.550%, 08/15/2025	6,175,000	5,799,684
New Hope Cultural Education Facilities Corp.
4.000%, 08/01/2020	320,000	320,634
North Texas Tollway Authority
0.000%, 01/01/2031	7,500,000	5,687,625
5.000%, 01/01/2034	9,500,000	12,391,420
8.410%, 02/01/2030	5,090,000	6,784,003
8.910%, 02/01/2030	2,500,000	2,601,500
Texas Public Finance Authority
8.250%, 07/01/2024	11,195,000	11,251,087
		72,222,393
Utah - 0.04%
Ogden City Redevelopment Agency
3.000%, 04/01/2023	1,000,000	1,022,020
West Virginia - 0.39%
Tobacco Settlement Finance Authority
7.467%, 06/01/2047	6,870,000	6,900,777
West Virginia University
0.000%, 04/01/2030	3,460,000	2,626,867
		9,527,644
Wisconsin - 0.72%
Public Finance Authority
3.930%, 12/15/2025	1,660,000	1,750,503
4.153%, 05/15/2031	3,635,000	3,878,763
5.000%, 05/15/2032 (a)	1,275,000	1,380,379
5.000%, 03/01/2041	4,850,000	5,627,892
7.625%, 12/01/2048 (a)	5,000,000	5,011,650
		17,649,187
TOTAL MUNICIPAL BONDS (Cost $585,652,497)		617,633,842

US GOVERNMENT NOTES/BONDS - 1.84%
United States Treasury Note/Bond
2.750%, 11/30/2020	25,000,000	25,253,906
2.000%, 01/15/2021	20,000,000	19,991,797
TOTAL US GOVERNMENT NOTES/BONDS (Cost $44,811,249)		45,245,703

US GOVERNMENT TREASURY BILLS - 3.62%
United States Treasury Bill
2.613%, 12/05/2019	40,000,000	39,538,494
2.478%, 09/19/2019	50,000,000	49,655,937
TOTAL US GOVERNMENT TREASURY BILLS (Cost $89,111,084)		89,194,431

CLOSED-END MUTUAL FUNDS - 0.28%
BlackRock Investment Quality Municipal Trust, Inc.	24,400	358,680
Invesco High Income Trust II	143,246	2,039,823
Invesco Municipal Opportunity Trust	172,200	2,087,064
Nuveen Quality Municipal Income Fund	183,527	2,517,990
TOTAL CLOSED-END MUTUAL FUNDS (Cost $7,013,035)		7,003,557

SHORT-TERM INVESTMENTS - 3.35%
First American Treasury Obligations Fund - Class Z - 2.257% (j)	82,684,047	82,684,047
TOTAL SHORT-TERM INVESTMENTS (Cost $82,684,047)		82,684,047

Total Investments (Cost $2,402,430,950) - 99.54%		2,452,500,049
Other Assets in Excess of Liabilities - 0.46%		11,387,778
TOTAL NET ASSETS - 100.00%		$2,463,887,827

Percentages are stated as a percent of net assets.
(a)	Securities issued pursuant to Rule 144A under the Securities Act of 1933.
(b)	Variable rate security; the rate shown represents the rate at May 31, 2019.
(c)	Foreign issued security.
(d)	Represents an illiquid security.
(e)	Variable rate security; the rate shown represents the rate at May 31, 2019. The coupon is based on an underlying pool of loans.
(f)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.
(g)	Step-up bond; the rate shown represents the rate at May 31, 2019.
(h)	Inverse floating rate security whose interest rate moves in opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier slope.
(i)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(j)	Seven day yield at May 31, 2019.

Abbreviations:
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.

Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated
May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Performance Trust Strategic Bond Fund (the"Strategic Bond Fund")
represents a distinct diversified series with its own invesment objectives and policies within the Trust. The investment objective of the Strategic Bond Fund is to purchase undervalued fixed income assets and achieve investment returns through interest income and potential capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at
$0.001 par value. The assets of the Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.
The Institutional Class shares of the Strategic Bond Fund commenced investment operations on September 1, 2010. The
Class A and Class C shares of the Strategic Bond Fund commenced investment operations on January 2, 2019.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP").

Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. ("NASDAQ") will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarly represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

U.S. government securities valued by a pricing service (a “Pricing Service”) are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Securities are valued principally using prices furnished by a pricing service. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as Level 3.

Asset-backed and mortgage-backed securities are priced by a Pricing Service. The fair value of the securities is estimated using various valuation techniques including models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as the security and the creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuances are considered in developing the fair value estimate. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would generally be categorized as Level 3.

Municipal bonds are priced by a Pricing Service. The fair value of municipal bonds is generally evaluated in a manner similar to asset backed securities.
A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity. Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value. The extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

Other debt securities, excluding short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.
If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than
60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and
Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the basis of identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

Summary of Fair Value Exposure at May 31, 2019

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2019, in valuing the Fund’s investments carried at fair value:

Performance Trust Strategic Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income:
Asset Backed Securities	$-	$90,724,045	$-	$90,724,045
Collateralized Loan Obligations	-	108,841,642	-	108,841,642
Corporate Bonds	-	142,110,848	-	142,110,848
Non-Agency Residential Mortgage Backed Securities	-	672,586,115	-	672,586,115
Non-Agency Commercial Mortgage Backed Securities	-	438,886,748	-	438,886,748
Agency Commercial Mortgage Backed Securities	-	157,589,071	-	157,589,071
Municipal Bonds	-	617,633,842	-	617,633,842
US Government Notes/Bonds	-	45,245,703	-	45,245,703
US Government Treasury Bill	-	89,194,431	-	89,194,431
Total Fixed Income	-	2,362,812,445	-	2,362,812,445

Equity
Closed-End Mutual Fund	7,003,557	-	-	7,003,557
Total Equity	7,003,557	-	-	7,003,557
Short-Term Investments	82,684,047	-	-	82,684,047
Total Investments In Securities	$89,687,604	$2,362,812,445	$-	$2,452,500,049

For the period ended May 31, 2019, the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.
Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2019.